UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21147

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 164.3%

Security	Principal Amount (000’s omitted)	Value
Education — 15.5%
California Educational Facilities Authority, (California Institute of Technology), 5.00%, 11/1/39(1)	$10,000	$11,280,400
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	2,680	2,924,094
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	550	621,418
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	940	1,050,995
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,540,357
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	3,630	4,059,393
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	650	788,834
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	6,200	6,910,706
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	2,000,593
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,175	1,327,821
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	800	889,944
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,658,579
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,395	2,786,774
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,520	2,917,958

		$41,757,866

Electric Utilities — 1.8%
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	$1,890	$2,136,551
Vernon Electric System Revenue, 5.125%, 8/1/21	2,375	2,625,515

		$4,762,066

General Obligations — 36.3%
Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	$6,900	$7,210,224
California, 5.50%, 11/1/35	4,600	5,456,980
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38	20	22,395
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38(1)	9,750	10,917,660
Foothill-De Anza Community College District, 5.00%, 8/1/36(1)	10,000	11,169,600
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	7,810,944
Palomar Community College District, 5.00%, 8/1/44(1)	10,000	11,265,200
San Bernardino Community College District, 4.00%, 8/1/27(1)	5,775	6,164,004
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,375	1,556,555
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	2,545	2,896,541
San Francisco Bay Area Rapid Transit District, (Election of 2004), 5.00%, 8/1/35	5,000	5,400,750
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	1,910	2,173,083
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	2,230	2,520,346
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,555,334
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	7,500	8,449,275
Ventura County Community College District, 5.00%, 8/1/30(1)	8,000	9,413,920

		$97,982,811

Hospital — 14.1%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,750	$1,952,387
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	609,614
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,505	4,973,475

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	$1,795	$1,980,262
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	2,565	2,813,959
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	4,480	4,985,165
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,100	2,315,124
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,724,300
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,170	2,261,097
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	3,950	4,025,761
Washington Township Health Care District, 5.00%, 7/1/32	3,165	3,276,218
Washington Township Health Care District, 5.25%, 7/1/29	3,005	3,012,723

		$37,930,085

Insured-Education — 3.3%
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	$8,250	$9,033,503

		$9,033,503

Insured-Electric Utilities — 13.0%
Anaheim Public Financing Authority, (Electric System District), (BHAC), (NPFG), 4.50%, 10/1/32(1)	$20,000	$21,018,590
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	2,240	2,428,429
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	2,000	2,210,760
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	3,840	3,593,664
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,112,870
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,792,680

		$35,156,993

Insured-Escrowed/Prerefunded — 8.0%
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), Prerefunded to 6/1/17, 5.00%, 6/1/32	$345	$373,831
East Bay Municipal Utility District, Water System Revenue, (NPFG), Prerefunded to 6/1/17, 5.00%, 6/1/32(1)	6,500	7,043,205
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	5,705	6,213,715
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), Prerefunded to 4/1/17, 5.00%, 4/1/32(1)	7,500	8,074,500

		$21,705,251

Insured-General Obligations — 20.0%
Antelope Valley Community College District, (Election of 2004), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/39	$4,175	$4,568,870
Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	4,135	3,529,388
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	23,150	8,445,352
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	4,500	5,028,795
San Diego Community College District, (Election of 2006), (AGM), 5.00%, 8/1/32(1)	6,100	6,567,870
San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	1,907,505
San Diego Unified School District, (NPFG), 0.00%, 7/1/23	5,000	3,969,500
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	4,897,030
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/22	4,840	4,079,539
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/23	4,365	3,518,888
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/25	3,955	2,937,814
San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	4,568,546

		$54,019,097

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 6.9%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34	$2,205	$2,243,698
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	10,000	10,604,400
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	3,500	3,591,315
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	2,000	2,097,360

		$18,536,773

Insured-Lease Revenue/Certificates of Participation — 4.1%
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$10,000	$10,949,700

		$10,949,700

Insured-Special Tax Revenue — 5.9%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	$595	$604,657
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	7,240	7,319,568
Pomona Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,940	5,945,524
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	15,020	1,965,517

		$15,835,266

Insured-Transportation — 1.5%
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	$1,885	$1,969,071
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/37	2,040	2,131,698

		$4,100,769

Insured-Water and Sewer — 4.5%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$1,595	$1,764,182
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	5,000	5,374,300
San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	2,750	2,826,505
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	2,075	2,093,384

		$12,058,371

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$2,565	$2,848,817

		$2,848,817

Special Tax Revenue — 10.2%
Jurupa Public Financing Authority, 5.00%, 9/1/30	$625	$695,369
Jurupa Public Financing Authority, 5.00%, 9/1/32	625	689,706
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/39(1)	6,285	7,165,715
San Bernardino County Transportation Authority, 5.25%, 3/1/40	5	5,762
San Bernardino County Transportation Authority, 5.25%, 3/1/40(1)	10,375	11,956,669
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, 5.00%, 7/1/36(1)	6,250	6,954,937

		$27,468,158

Transportation — 8.3%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29(1)	$6,500	$7,457,905
Long Beach, Harbor Revenue, 5.00%, 5/15/27	1,960	2,240,672
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	8,478,750

Security	Principal Amount (000’s omitted)	Value
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	$2,190	$2,382,851
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,914,920

		$22,475,098

Water and Sewer — 9.8%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	$5,725	$6,485,223
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	8,304,825
Orange County, Sanitation District Wastewater Revenue, 5.00%, 2/1/35(1)	10,000	11,562,800

		$26,352,848

Total Tax-Exempt Investments — 164.3% (identified cost $414,227,945)		$442,973,472

Other Assets, Less Liabilities — (64.3)%		$(173,427,228)

Net Assets — 100.0%		$269,546,244

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 40.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 18.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at June 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/15	100 U.S. 10-Year Treasury Note	Short	$(12,727,976)	$(12,617,188)	$110,788
9/15	79 U.S. Long Treasury Bond	Short	(12,220,781)	(11,916,656)	304,125

					$414,913

At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $414,913.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$231,512,014

Gross unrealized appreciation	$31,398,368
Gross unrealized depreciation	(2,471,910)

Net unrealized appreciation	$28,926,458

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$442,973,472	$—	$442,973,472
Total Investments	$—	$442,973,472	$—	$442,973,472
Futures Contracts	$414,913	$—	$—	$414,913
Total	$414,913	$442,973,472	$—	$443,388,385

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2015